Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Party Transactions
15.
RELATED PARTY TRANSACTIONS

Any transactions between the Company and its equity-accounted investees Minera Exar, Exar Capital, and Sal de la Puna are considered related party transactions (refer Note 6, 7, 8 and 9).

Minera Exar, one of the Company’s equity-accounted investee, has entered into the following transactions with companies controlled by the family of its President, who is also a director of Lithium Argentina:

•
Option Agreement with Grupo Minero Los Boros S.A. on March 28, 2016, for the transfer to Minera Exar of title to certain mining properties that comprised a portion of the Cauchari-Olaroz project.

•
Expenditures under the construction services contract for the Cauchari-Olaroz project with Magna Construcciones S.R.L. (“Magna”) were $42 for the year ended December 31, 2025.

•
Service agreement with a consortium owned 49% by Magna. The agreement entered into Q1 2022, is for servicing of the evaporation ponds at Cauchari-Olaroz over a five-year term, for total consideration of $68,000 (excluding VAT). During the year ended December 31, 2025, Minera Exar spent $19,935 (excluding VAT) on the servicing of the evaporation ponds at Cauchari-Olaroz.

•
As at December 31, 2025, Minera Exar had trade payables to Exar Capital of $28,550 (2024 – $33,292) representing amounts paid by Exar Capital for the purchase of certain materials and supplies on behalf of Minera Exar amounting to $41,483 (2024 – $33,293). These transactions are settled by Minera Exar upon delivery of the goods and receipt of supplier documentation.

The amounts due by Minera Exar to related parties arising from such transactions are unsecured, non-interest bearing and have no specific terms of payment.

15.
RELATED PARTY TRANSACTIONS (continued)

Compensation of Key Management

Key management are the Company’s board of directors, and the executive management team. The remuneration of directors and members of the executive management team and amounts due as of December 31, 2025, were as follows:

	Years Ended December 31,
	2025	2024
	$	$
Share based compensation	14,189	7,399
Salaries, bonuses, benefits and directors' fees included in general & administrative expenses	3,739	2,639
Salaries, bonuses and benefits included in exploration expenditures	276	305
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	-	439
	18,204	10,782

	December 31, 2025	December 31, 2024
	$	$
Total due to directors	101	111

As of January 23, 2025, the Company entered into new employment contracts with certain members of the executive management team. These contracts were implemented to ensure compliance with Swiss law and include amendments to provisions related to termination and termination upon a change of control.

In consideration for entering into these new employment agreements, the affected executive management team members were granted restricted share units, with a total aggregate grant value of $3,856 for all impacted individuals.